NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2018
NATURE OF OPERATIONS [Abstract]
Disclosure of going concern [text block]
1.	Nature of Operations

Mountain Province Diamonds Inc. (“Mountain Province” and together with its subsidiaries collectively, the “Company”) was incorporated on December 2, 1986 under the British Columbia Company Act. The Company amended its articles and continued incorporation under the Ontario Business Corporations Act effective May 8, 2006. The Company holds a 49% interest in the Gahcho Kué Project (“Gahcho Kué Diamond Mine” or “GK Mine” or “GK Project”) in Canada’s Northwest Territories. On April 13, 2018, the Company completed the asset acquisition of Kennady Diamonds Inc. (formerly KDI.V on the TSX Venture exchange), which included 100% of the mineral rights of the Kennady North Project (“KNP”).

Effective March 1, 2017, the GK Mine declared commercial production for accounting purposes.

The address of the Company’s registered office and its principal place of business is 161 Bay Street, Suite 1410, PO Box 216, Toronto, ON, Canada, M5J 2S1. The Company’s shares are listed on the Toronto Stock Exchange (“TSX”) and NASDAQ under the symbol ‘MPVD’.

The underlying value and recoverability of the amounts shown as “Property, Plant and Equipment” (Note 8) are dependent upon future profitable production and proceeds from disposition of the Company’s mineral properties.

KNP is involved in the exploration, discovery, evaluation and development of diamond properties in Canada’s Northwest Territories. The underlying value and recoverability of amounts shown as “Mineral Properties” is dependent upon the ability of the Company to discover economically recoverable reserves, to have successful exploration, permitting and development, and upon future profitable production or proceeds from disposition of the Company’s mineral properties. Failure to discover and develop economically recoverable reserves will require the Company to write off costs capitalized to date.

Authorization of Financial Statements
These consolidated financial statements were approved by the Board of Directors on March 20, 2019.